Note 11 - Related Party Transactions (Details Textual) - Stellartech Research Corporation [Member] - USD ($)		12 Months Ended
	Oct. 04, 2007	Dec. 31, 2016	Dec. 31, 2015
Stock Issued During Period, Shares, New Issues	37,500
Related Party Transaction, Amounts of Transaction		$ 6,485,000	$ 3,446,000